Fees Summary	Mar. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 17,342,000.00
Previously Paid Amount	0.00
Total Fee Amount	2,394.93
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 2,394.93
Narrative - Max Aggregate Offering Price	$ 17,342,000.00
Final Prospectus	true